Fair Value Measurements (Schedule Of Reconciliation Of Investment Securities Available For Sale Measured At Fair Value On A Recurring Basis Level 3 Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 1,871	$ 3,887
Impairment losses on investment securities	0	0
Included in other comprehensive income	225	(1,862)
Dispositions	0	(154)
Transfers into Level 3	0	0
Ending Balance	$ 2,096	$ 1,871